Impairments - Commodity Price Assumptions Applied in Impairment Testing (Details)	3 Months Ended
Jun. 30, 2020 $ / bbl $ / MMBTU
Brent crude oil ($/b)
Explanation Of Inputs Assumptions And Estimation Techniques Used To Apply Impairment Requirements Explanatory [Line Items]
2020 | $ / bbl	35
2021 | $ / bbl	40
2022 | $ / bbl	50
2023 | $ / bbl	60
Henry Hub natural gas ($/MMBtu)
Explanation Of Inputs Assumptions And Estimation Techniques Used To Apply Impairment Requirements Explanatory [Line Items]
2020 | $ / MMBTU	1.75
2021 | $ / MMBTU	2.50
2022 | $ / MMBTU	2.50
2023 | $ / MMBTU	2.75